Condensed Parent Company Financial Information (Condensed Balance Sheets Other) (Details) (Parent Company [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Income taxes receivable from bank subsidiary	$ 632,480	$ 757,993